FEDERAL INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Federal income taxes on earnings differs from that computed at the statutory corporate tax rate for the years ended June 30, 2014 and 2013, as follows:

(in thousands)	2014	2013

Federal income taxes at the statutory rate	$981	$1,436
Increase (decrease) resulting primarily from:
Cash surrender value of life insurance	(31)	(30)
Bargain purchase gain	—	(326)
Merger-related expenses	—	225
Other	2	3
	$952	$1,308

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The composition of the Company’s net deferred tax liability at June 30 is as follows:

(in thousands)	2014	2013

Taxes (payable) refundable on temporary differences at estimated corporate tax rate:
Deferred tax assets:
General loan loss allowance	$501	$445
Deferred compensation and benefits	249	239
Charitable contributions	2	3
Fair value accounting adjustments on acquisition	887	1,187
Nonaccrued interest on loans	154	87
Other real estate owned adjustments	315	330
Other	2	9
Total deferred tax assets	2,110	2,300

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(1,267)	(1,541)
Deferred loan origination costs	(21)	(25)
Loan servicing rights	(27)	(23)
Fair value accounting adjustments on acquisition	(827)	(760)
Unrealized gain on investments	(35)	(12)
Depreciation	(63)	(150)
Total deferred tax liabilities	(2,240)	(2,511)
Net deferred tax liability	$(130)	$(211)

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in thousands)	2014	2013

Balance at beginning of year	$80	$—
Additions/(reductions) based on tax positions for the current year	—	80
Balance at end of year	$80	$80